Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

11. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of
	June 30, 2025	December 31, 2024

Interest payable (1)	8,157	5,177
Customer refund (2)	1,054	1,040
Accrued expenses	1,449	2,292
Others	-	264
Total	10,660	8,773

(1)	The interest payable represented the accrued interest for long-term payables owed to the mining equipment supplier totaling $101.3 million with a fixed interest rate of 6% per annum (see Note 9); and (ii) long-term loans totaling $40.0 million with a fixed annual interest rate ranging from 6.5% to 7.0% (see Note 10).

(2)	The Company records refund liabilities for amounts received from customers in excess of purchase amounts, representing overpayments to be returned or amounts pending customers’ claims. These overpayments are classified as current liabilities until refunded or, if agreed upon with the customers, applied as credits toward future purchases.